As filed with the Securities and Exchange
Commission on January 24, 2012, 1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 67 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 69 ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):
☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on ☐ pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on ☐ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 24th day of January 2012.

JOHN HANCOCK FUNDS II
By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	January 24, 2012

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	January 24, 2012

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	January 24, 2012

/s/ James R. Boyle * James R. Boyle	Trustee	January 24, 2012

/s/ Peter S. Burgess * Peter S. Burgess	Trustee	January 24, 2012

/s/ Grace K. Fey* Grace K. Fey	Trustee	January 24, 2012

/s/ Theron S. Hoffman* Theron S. Hoffman	Trustee	January 24, 2012

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	January 24, 2012

/s/ James M. Oates * James M. Oates	Trustee	January 24, 2012

/s/ Steven M. Roberts* Steven M. Roberts	Trustee	January 24, 2012

*	By Power of Attorney
JOHN HANCOCK FUNDS II

By:	/s/ Christopher Sechler
Christopher Sechler
Attorney-In-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement
On January 31, 2011

Exhibit Index
EX-99            Rule 201(c) XBRL Extension